Note 29 - Treasury Shares (Tables)	12 Months Ended
Dec. 31, 2020
Treasury Shares Abstract
Table of Treasury Stock
Treasury shares (Millions of euros)
	2020		2019		2018
	Number of Shares	Millions of Euros	Number of Shares	Millions of Euros	Number of Shares	Millions of Euros
Balance at beginning	12.617.189	62	47.257.691	296	13.339.582	96
+ Purchases	234.691.887	807	214.925.699	1.088	279.903.844	1.683
- Sales and other changes	(232.956.244)	(830)	(249.566.201)	(1.298)	(245.985.735)	(1.505)
+/- Derivatives on BBVA shares	-	7	-	(23)	-	23
Balance at the end	14.352.832	46	12.617.189	62	47.257.691	296
Of which:
Held by BBVA, S.A.	592.832	9	-	-	-	-
Held by Corporación General Financiera, S.A.	13.760.000	37	12.617.189	62	47.257.691	296
Average purchase price in Euros	3,44	-	5,06	-	6,11	-
Average selling price in Euros	3,63	-	5,20	-	6,25	-
Net gains or losses on transactions (Shareholders' funds-Reserves)		-		13		(24)

Table of Percentaje Treasury Stock
Treasury Stock
	2020			2019			2018
	Min	Max	Closing	Min	Max	Closing	Min	Max	Closing
% treasury stock	0,008%	0,464%	0,215%	0,138%	0,746%	0,213%	0,200%	0,850%	0,709%

Shares Accepted In Pledge
Shares of BBVA accepted in pledge
	2020	2019	2018
Number of shares in pledge	39.407.590	43.018.382	61.632.832
Nominal value	0,49	0,49	0,49
% of share capital	0,59%	0,65%	0,92%

Shares Owned By Third Parties But Managed By The Group
Shares of BBVA owned by third parties but managed by the Group
	2020	2019	2018
Number of shares owned by third parties	18.266.509	23.807.398	25.306.229
Nominal value	0,49	0,49	0,49
% of share capital	0,27%	0,36%	0,38%